Information by business segment and geographic area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ 3,993	$ 3,998	$ 7,431	$ 7,712
Depreciation, depletion and amortization	(793)	(779)	(1,507)	(1,435)
Impairment and results on disposal of non-current assets, net and other (ii)	928	(118)	855	(157)
EBITDA from associates and joint ventures	(253)	(229)	(456)	(367)
Operating income	3,875	2,872	6,323	5,753
Equity results and other results in associates and joint ventures	112	5	236	(50)
Financial results	(1,252)	(157)	(1,689)	(687)
Income before income taxes	2,735	2,720	4,870	5,016
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,071	3,175	5,578	5,871
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	724	757	1,606	1,449
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	92	150	162	220
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,887	4,082	7,346	7,540
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	108	240	125	593
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	351	236	635	456
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	(52)		(96)
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	407	476	664	1,049
Other [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ (301)	$ (560)	$ (579)	$ (877)